Risk management - Credit risk (Details) - Credit risk € in Millions	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item
Risk management
Total credit risk	€ 655	€ 352
Number of top customers | item	3	3
Number of top credit exposures by country | item	3	3
Total of accounts receivable and loans due from customers	€ 7,232	€ 7,101
Gross carrying amount accounts receivable with valuation allowances	3,161	2,439
Allowance for accounts receivable and acquired receivables	€ 259	€ 301
CHINA
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	17.40%	19.10%
Country one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	17.40%	19.10%
Country two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	13.40%	8.60%
Country three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	5.30%	7.40%
Customer one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	4.30%	3.50%
Customer two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	3.80%	3.00%
Customer three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	2.60%	2.40%
Loan commitments given but not used
Risk management
Total credit risk	€ 495	€ 223
Outstanding customer finance loans
Risk management
Total credit risk	160	129
Uncollectible customer loans	€ 33	€ 33